Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Equities	€ 32.7	€ 24.5
Debt instruments	42.7	44.1
Property	20.3	17.1
Other	12.7	12.2
Total	€ 108.4	€ 97.9